Expense Example - Empower High Yield Bond Fund	Dec. 31, 2024 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	759
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	$ 1,218